EQUITY INCENTIVE PLANS	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

11.      EQUITY INCENTIVE PLANS

The Company currently has two option plans in place: an Amended and Restated 2004 Equity Incentive Plan, which includes an Amended and Restated 2004 Italy Stock Award Sub-Plan, and a 2007 Stock Option Plan (collectively, the “Plans”).

Amended and Restated 2004 Equity Incentive Plan

Certain of the Company’s employees and directors participate in the Amended and Restated 2004 Equity Incentive Plan and Italy Stock Award Plan. These plans were initially adopted on September 30, 2004 and amended on April 27, 2007. The plans provide for the issuance of incentives awards of up to 1,500,000 ordinary shares to employees, consultants, directors, and non-employee directors. Awards may be in the form of either incentive or non-qualified options. Our compensation committee determines the price of share options granted under the incentive plan, with the provision that the exercise price for an incentive share option cannot be less than 100% of the fair market value of our ordinary shares on the date of grant. The term of share options granted under the incentive plan generally may not exceed ten years, although the shareholders’ authorization for a capital increase relating to the ordinary shares issuable upon exercise of such options expires on September 30, 2019. As of June 30, 2012, there were 1,134,734 shares underlying outstanding options and 352,100 shares available for future grants under this plan.

Options granted under the incentive plan vest at the rate determined by our compensation committee. Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

2004 Italy Stock Award Sub-Plan

Our Amended and Restated 2004 Italy Stock Award Sub-Plan is a part of our Amended and Restated 2004 Equity Incentive Plan and provides for the grant of share options and the issuance of share grants to certain of our employees who reside in the Republic of Italy and who are liable for income tax in the Republic of Italy. Generally, the exercise price for a share option under the Italy sub-plan cannot be lower than the average of the closing price of our ordinary shares as listed on the Nasdaq Global Market System over the 30 days preceding the date of grant.

Amended 2007 Stock Option Plan

On April 27, 2007, the Company’s shareholders approved the 2007 Stock Option Plan providing for options that may be granted to the Company’s directors, employees and consultants to purchase up to 1,000,000 ordinary shares. On May 9, 2011, the Company’s shareholders approved an additional 2,200,000 ordinary shares under the 2007 Stock Option Plan, for a total of 3,200,000 authorized ordinary shares under such plan. As of June 30, 2012, there were 1,175,508 shares underlying outstanding options and 1,975,492 shares available for future grants under this plan. Shares subject to options that have expired or otherwise terminated without being exercised in full become available again for issuance under the plan.

The 2007 Stock Option Plan is administered by our board of directors or a committee appointed by our board of directors. The board or the committee determines recipients and types of options to be granted, including the number of shares subject to an option, the vesting schedule of options, the exercisability of options and, subject to applicable restrictions, other terms of the options. The board of directors has delegated responsibility for administration of the 2007 Stock Option Plan to the compensation committee.

The term of share options granted under the 2007 Stock Option Plan generally may not exceed the earlier of ten years or March 26, 2022. Our compensation committee determines the price of share options granted under the 2007 Stock Option Plan, subject to certain limitations.

Options granted under the 2007 Stock Option Plan vest at the rate determined by our compensation committee. Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

The board of directors may amend the 2007 Stock Option Plan at any time. Amendments will be submitted for shareholder approval to the extent required by applicable laws, rules and regulations. The 2007 Stock Option Plan will terminate on March 26, 2022 unless earlier terminated by the board of directors or a committee appointed by the board of directors.

The following table lists the balances available under the Plans at June 30, 2012.

	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	1,547,578
Number of options exercised	73,166	49,000
Number of options cancelled/expired	1,360,000	323,070
Number of shares available for grant and available for future grant	352,100	1,975,492

Stock-based compensation expenses are measured at the grant date on the basis of the fair value of the award ultimately expected to vest and are recognized as expenses over the service period, which is generally the vesting period.  The Company recorded non-cash compensation expenses of €933 and €958 for the six-month periods ended June 30, 2011 and 2012, respectively:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Cost of goods sold	11	11	20	22
Research and development	65	31	116	57
General and administrative	361	406	773	700
Sales and Marketing	18	97	24	179
Total employee stock-based compensation expense	455	545	933	958

The weighted average grant-date fair market values of options granted to officers, employees, directors and consultants for the three months ended June 30, 2012 and 2011 were $5.56 and $5.09, respectively. The weighted average grant-date fair market values of options granted to officers, employees, directors and consultants for the six months ended June 30, 2012 and 2011 were $5.64 and $5.69, respectively. The valuation of options granted was based on the following weighted average assumptions:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Risk free interest rate	3.96%	1.97%	3.85%	2.10%
Expected dividend yield	-	-	-	-
Expected stock price volatility	97.77	95.09	94.08	93.55
Expected term	4.39 years	5.38 years	5.04 years	5.71 years

For all stock options granted after December 31, 2009, the fair value of the award is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirements of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, we believe that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

The binomial model accounts for volatility in the price of the Company’s stock, the risk-free interest rate, the estimated life of the option, the closing market price of the Company’s stock and the exercise price of the stock. Some of these inputs are highly subjective assumptions which can vary over time. In order to determine the expected volatility, the Company analyzed available information, including past experience of a group of stocks in the industry having similar traits. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company assumed that no dividends would be paid during the expected term of the options.

All of the Company’s stock options vest ratably through continued employment over the vesting period. Once vested, options become exercisable immediately. Shared-based compensation expenses recognized in the statement of operations are based on awards ultimately expected to vest, reduced for estimated forfeitures. Based on historical data, the pre-vesting forfeiture percentage was estimated to be approximately zero. If pre-vesting forfeitures occur in the future, the Company will record the effect of such forfeitures as the forfeitures occur.

The Company expects to incur significant non-cash compensation expenses for option grants in the future.  As of June 30, 2012, compensation costs not yet recognized totalled €2.59 million, which are expected to be expensed over a maximum vesting period of 36 months. The Company applies EITF 96-18 in accounting for options granted to consultants. As of June 30, 2011 and 2012, options outstanding to consultants amounted to 5,000.